Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 10, 2022	Dec. 31, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary shares		$ 27,328	$ 161,758
American Depositary Shares | Syncona Portfolio Limited
Related Party Transaction [Line Items]
Stock issued during period, value	$ 26,100
Price per ADS	$ 1.05
Proceeds from issuance of ordinary shares	$ 24,200